Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	£ 13,784	£ 9,769
Subordinated liabilities	3,793	4,303
Wholesale fund amount	62,900	65,200
Of which: - secured	28,200	29,300
Of which: - unsecured	34,700	35,900
Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	5,900	4,000
Senior unsecured - privately placed	100	100
Subordinated liabilities and equity (incl. AT1)	3,000	2,500
Wholesale fund amount	9,000	6,600
Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	100	100
Certificates of deposit and commercial paper	1,600
Senior unsecured - public benchmark	11,900	12,700
Senior unsecured - privately placed	3,000	3,700
Covered bonds	14,200	15,200
Securitisation and structured issuance	3,200	7,100
Term Funding Scheme	8,500	4,500
Subordinated liabilities	2,500	2,700
Wholesale fund amount	45,000	46,000
Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	200	600
Certificates of deposit and commercial paper	6,400	8,400
Senior unsecured - privately placed		1,100
Securitisation and structured issuance	2,300	2,500
Wholesale fund amount	8,900	12,600
Not Later Than One Month [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	4,800	6,500
Of which: - secured	900	2,100
Of which: - unsecured	3,900	4,400
Not Later Than One Month [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks		100
Certificates of deposit and commercial paper	200
Senior unsecured - public benchmark	800
Senior unsecured - privately placed		900
Covered bonds	900	1,000
Securitisation and structured issuance		800
Subordinated liabilities	100	100
Wholesale fund amount	2,000	2,900
Not Later Than One Month [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	100	400
Certificates of deposit and commercial paper	2,700	2,900
Securitisation and structured issuance		300
Wholesale fund amount	2,800	3,600
Greater Than 1 and Less Than 3 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	3,900	4,600
Of which: - secured		600
Of which: - unsecured	3,900	4,000
Greater Than 1 and Less Than 3 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	100
Certificates of deposit and commercial paper	600
Senior unsecured - public benchmark		900
Senior unsecured - privately placed	700
Securitisation and structured issuance		300
Wholesale fund amount	1,400	1,200
Greater Than 1 and Less Than 3 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	100
Certificates of deposit and commercial paper	2,400	3,100
Securitisation and structured issuance		300
Wholesale fund amount	2,500	3,400
Greater Than 3 and Less Than 6 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	3,300	3,400
Of which: - secured	1,400	2,100
Of which: - unsecured	1,900	1,300
Greater Than 3 and Less Than 6 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	600
Covered bonds	1,000	800
Securitisation and structured issuance	400	1,100
Wholesale fund amount	2,000	1,900
Greater Than 3 and Less Than 6 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	1,300	1,300
Securitisation and structured issuance		200
Wholesale fund amount	1,300	1,500
Greater Than 6 and Less Than 9 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	1,400	3,800
Of which: - secured		1,600
Of which: - unsecured	1,400	2,200
Greater Than 6 and Less Than 9 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	100
Senior unsecured - public benchmark	1,300	900
Senior unsecured - privately placed		400
Securitisation and structured issuance		1,400
Wholesale fund amount	1,400	2,700
Greater Than 6 and Less Than 9 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks		200
Certificates of deposit and commercial paper		700
Securitisation and structured issuance		200
Wholesale fund amount		1,100
Greater Than 9 and Less Than 12 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	1,500	3,100
Of which: - secured	1,300	2,500
Of which: - unsecured	200	600
Greater Than 9 and Less Than 12 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	100
Senior unsecured - privately placed		200
Covered bonds		1,400
Securitisation and structured issuance	900	900
Subordinated liabilities	100
Wholesale fund amount	1,100	2,500
Greater Than 9 and Less Than 12 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper		400
Securitisation and structured issuance	400	200
Wholesale fund amount	400	600
Not Later Than 1 Year [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	14,900	21,400
Of which: - secured	3,600	8,900
Of which: - unsecured	11,300	12,500
Not Later Than 1 Year [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	100	100
Certificates of deposit and commercial paper	1,600
Senior unsecured - public benchmark	2,100	1,800
Senior unsecured - privately placed	700	1,500
Covered bonds	1,900	3,200
Securitisation and structured issuance	1,300	4,500
Subordinated liabilities	200	100
Wholesale fund amount	7,900	11,200
Not Later Than 1 Year [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	200	600
Certificates of deposit and commercial paper	6,400	8,400
Securitisation and structured issuance	400	1,200
Wholesale fund amount	7,000	10,200
Later Than 1 Year and Not Later Than 2 Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	7,900	7,000
Of which: - secured	2,900	4,000
Of which: - unsecured	5,000	3,000
Later Than 1 Year and Not Later Than 2 Years [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	800
Later Than 1 Year and Not Later Than 2 Years [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	2,900	2,100
Senior unsecured - privately placed	1,300	600
Covered bonds	1,300	1,800
Securitisation and structured issuance	600	1,300
Subordinated liabilities		200
Wholesale fund amount	6,100	6,000
Later Than 1 Year and Not Later Than 2 Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - privately placed		100
Securitisation and structured issuance	1,000	900
Wholesale fund amount	1,000	1,000
Later Than 2 Year and Not Later Than 5 Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	28,900	24,000
Of which: - secured	18,300	11,700
Of which: - unsecured	10,600	12,300
Later Than 2 Year and Not Later Than 5 Years [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	3,800	2,700
Subordinated liabilities and equity (incl. AT1)	800	800
Wholesale fund amount	4,600	3,500
Later Than 2 Year and Not Later Than 5 Years [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	5,400	6,700
Senior unsecured - privately placed	600	1,400
Covered bonds	7,700	6,100
Securitisation and structured issuance	1,200	700
Term Funding Scheme	8,500	4,500
Subordinated liabilities		200
Wholesale fund amount	23,400	19,600
Later Than 2 Year and Not Later Than 5 Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - privately placed		500
Securitisation and structured issuance	900	400
Wholesale fund amount	900	900
In More Than 5 Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	11,200	12,800
Of which: - secured	3,400	4,700
Of which: - unsecured	7,800	8,100
In More Than 5 Years [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	2,100	1,300
Senior unsecured - privately placed	100	100
Subordinated liabilities and equity (incl. AT1)	1,400	1,700
Wholesale fund amount	3,600	3,100
In More Than 5 Years [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,500	2,100
Senior unsecured - privately placed	400	200
Covered bonds	3,300	4,100
Securitisation and structured issuance	100	600
Subordinated liabilities	2,300	2,200
Wholesale fund amount	£ 7,600	9,200
In More Than 5 Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - privately placed		500
Wholesale fund amount		£ 500